CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED BALANCE SHEETS
Accounts receivable trade, allowance	$ 40,293	$ 29,545
Advances to suppliers - current, allowance	5,845	7,222
Advances to suppliers - non-current, allowance	$ 13,855	$ 13,059
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued (in shares)	59,820,384	59,371,684
Common shares, shares outstanding (in shares)	59,820,384	59,371,684
Treasury stock, shares issued (in shares)	0	609,516